Income tax - Summary of Reconciliation of Tax (Expense) Benefit and Accounting Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Adjustments in respect of income tax of previous years	$ 2,282	$ (1,724)	$ 120
Income tax (expense)/benefit reported in the consolidated statement of operations	(8,895)	4,827	2,655
Sweden
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Accounting loss before tax	(408,165)	(397,394)	(215,048)
At Sweden’s corporate income tax rate of 20.6% (21.4%)	84,082	81,863	44,300
Effect of tax rates in foreign jurisdictions	3,028	(803)	(835)
Non-taxable income	170	7	26
Non-deductible costs	(4,352)	(8,978)	(2,738)
Adjustments in respect of income tax of previous years	(2,282)	1,724	(120)
Change in unrecognized deferred taxes	(89,262)	(69,219)	(38,915)
Tax effect of changes in tax rates	(304)	112	(13)
Other	25	121	950
Income tax (expense)/benefit reported in the consolidated statement of operations	$ (8,895)	$ 4,827	$ 2,655